Accounts Payable (Detail) - Successor [Member] - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Balance Sheet Components [Line Items]
Trade payables		$ 463.6	$ 428.8
Non-income taxes		21.4	40.5
Other		9.5	9.2
Total	$ 445.5	$ 494.5	$ 478.5